Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicators [Table]
Total lease and Financing Lease Receivable	$ 778,132	$ 793,397
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease	678,326	699,411
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	274,928	291,092
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	200,872	204,135
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year	202,526	204,184
Performing Financial Instruments | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	99,806	93,986
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 99,806	$ 93,986